Document And Entity Information	Jul. 30, 2020
Document Information [Line Items]
Entity, Registrant Name	The New Home Company Inc.
Document, Type	8-K
Document, Period End Date	Jul. 30, 2020
Entity, Incorporation, State or Country Code	DE
Entity, File Number	001-36283
Entity, Tax Identification Number	27-0560089
Entity, Address, Address Line One	85 Enterprise, Suite 450
Entity, Address, City or Town	Aliso Viejo
Entity, Address, State or Province	CA
Entity, Address, Postal Zip Code	92656
City Area Code	949
Local Phone Number	382-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity, Emerging Growth Company	false
Amendment Flag	false
Entity, Central Index Key	0001574596
CommonStock Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	NWHM
Security Exchange Name	NYSE
SeriesAJuniorParticipatingPreferredShareRepurchaseRights Custom [Member]
Document Information [Line Items]
Title of 12(b) Security	Series A Junior Participating Preferred Share Repurchase Rights
Trading Symbol	--
Security Exchange Name	NYSE